LEASES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease right of use assets	$ 236,123	$ 391,651
Total lease assets	236,123	391,651
Current liabilities:
Operating lease liability - current portion	217,313	139,477
Noncurrent liabilities:
Operating lease liability, net of current portion	20,475	234,228
Total lease cost	$ 237,788	$ 373,705